Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,893,381.30
Total Fee Amount	5,094.98
Total Offset Amount	0.00
Net Fee	$ 5,094.98
Offering Table N/A
Offset Table N/A	N/A